Going Concern (Detail) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended	0 Months Ended
	Mar. 08, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Scenario, Forecast [Member] Minimum [Member]	Mar. 31, 2013 Scenario, Forecast [Member] Maximum [Member]	Mar. 31, 2013 Scenario, Forecast [Member]	Mar. 31, 2013 Scenario, Forecast [Member]	Mar. 08, 2013 Senior Secured Notes [Member]
Net Income (Loss) Attributable to Parent		$ (5,369,333)	$ (1,835,315)	$ (6,401,494)	$ (10,238,797)
Net Cash Provided by (Used in) Operating Activities		(1,043,674)	(1,490,445)	(4,290,121)	(8,831,699)		575,000	625,000
Working Capital		(7,130,480)		(2,413,536)
Retained Earnings (Accumulated Deficit)		(76,279,655)		(70,910,322)	(64,508,828)
Cash and Cash Equivalents, at Carrying Value		671,027	2,421,809	70,325	3,909,383	417,457
Proceeds from Issuance of Debt	1,570,000			430,000
Capital Offering Subscription Aggregate Amount	60,000
Proceeds from Issuance of Senior Long-term Debt										600,000	2,000,000
Proceeds from Issuance of Private Placement		6,000,000			8,467,121
Direct Operating Costs									3,800,000
Debt Instrument, Interest Rate, Stated Percentage				18.00%							18.00%
Capital Raises Threshold for Senior Notes Conversion	$ 4,000,000